UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES C FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 68.1%
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.1%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$178,792

Automobiles - 2.9%
Daimler Finance NA LLC, Senior Notes	1.875%	1/11/18	2,000,000	2,022,694	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,110,000	1,250,190
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	950,000	1,194,359
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	640,000	757,942
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,249,897
Hyundai Capital America, Senior Notes	2.125%	10/2/17	30,000	30,240	(a)

Total Automobiles				6,505,322

Household Durables - 0.0%
NVR Inc., Senior Notes	3.950%	9/15/22	50,000	52,730

Internet & Catalog Retail - 2.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	4,430,000	4,894,884

Media - 1.9%
Time Warner Cable Inc., Debentures	7.300%	7/1/38	600,000	843,703
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	2,286,531
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	544,146
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	754,795

Total Media				4,429,175

TOTAL CONSUMER DISCRETIONARY				16,060,903

CONSUMER STAPLES - 6.1%
Beverages - 2.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	100,000	115,891
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	511,220
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	190,000	217,848
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	762,934
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,061,427
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	819,293	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	705,198	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,364,175	(a)

Total Beverages				5,557,986

Food & Staples Retailing - 0.0%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	19,316	22,453	(a)

Food Products - 1.3%
Mondelez International Inc., Senior Notes	5.375%	2/10/20	218,000	250,633
Mondelez International Inc., Senior Notes	4.000%	2/1/24	1,600,000	1,739,655
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	600,000	621,705	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	452,101	(a)

Total Food Products				3,064,094

Tobacco - 2.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,239,772
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	472,913
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	391,719
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	280,000	344,621
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	1,070,000	1,099,610
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	590,000	618,006
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	371,405
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	111,409
Reynolds American Inc., Senior Notes	6.750%	6/15/17	240,000	267,751

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	3.250%	11/1/22	$440,000	$442,701

Total Tobacco				5,359,907

TOTAL CONSUMER STAPLES				14,004,440

ENERGY - 9.9%
Energy Equipment & Services - 1.2%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	80,000	93,549
Transocean Inc., Senior Notes	2.500%	10/15/17	3,030,000	2,659,534

Total Energy Equipment & Services				2,753,083

Oil, Gas & Consumable Fuels - 8.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	822,665
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	830,000	854,102
ConocoPhillips, Notes	6.500%	2/1/39	340,000	470,295
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,050,000	3,908,250
Hess Corp., Notes	7.875%	10/1/29	150,000	200,899
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	2,000,000	2,152,912
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	104,826
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	615,366
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,307,000	1,506,056
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,717,490
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,994,000	2,841,156
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,286,735
Shell International Finance BV, Senior Notes	4.375%	3/25/20	120,000	135,445
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,196,641	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	95,000	108,249

Total Oil, Gas & Consumable Fuels				19,921,087

TOTAL ENERGY				22,674,170

FINANCIALS - 25.1%
Banks - 17.8%
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,347,903
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,463,428
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,545,120
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,715,284
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	335,250
BNP Paribas SA, Subordinated Bonds	4.250%	10/15/24	640,000	676,750
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,682,778	(a)
Citigroup Inc., Senior Bonds	1.300%	11/15/16	1,100,000	1,102,216
Citigroup Inc., Senior Notes	8.500%	5/22/19	80,000	100,918
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	897,335
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,847,983
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	345,000	445,050	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	3.950%	11/9/22	600,000	628,822
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	2,520,000	2,762,701
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	1,050,000	1,332,635
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	670,000	780,550	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,683,887	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	932,111
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	500,000	600,025
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,920,260	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	400,000	399,143
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	537,506
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	884,021
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	700,000	833,743	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,425,329

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	$640,000	$722,682
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,387,796
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,250,405	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/23/15	880,000	867,619	(b)(c)
Wells Fargo & Co., Senior Notes	2.125%	4/22/19	467,000	473,676
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	56,732
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,322,232
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	424,023
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	716,232
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	1,018,200
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	380,000	392,920

Total Banks				40,513,265

Capital Markets - 2.8%
Credit Suisse NY, Senior Notes	1.750%	1/29/18	2,000,000	2,006,812
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	578,493
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	183,632
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	364,341
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,591,991
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	564,122	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/23/15	320,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	(d)(e)(f)(g)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	110,000	120,214
State Street Corp., Senior Notes	3.300%	12/16/24	100,000	105,036
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	850,000	852,177	(a)

Total Capital Markets				6,366,818

Consumer Finance - 0.4%
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	1,059,462

Diversified Financial Services - 1.0%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	561,586	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	487,857	(a)
General Electric Capital Corp., Notes	5.300%	2/11/21	500,000	582,604
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	100,000	108,610	(b)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	400,000	507,632

Total Diversified Financial Services				2,248,289

Insurance - 1.5%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	900,000	1,108,567	(a)
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	660,402
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	400,000	482,595	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	170,000	246,547	(a)
TIAA Asset Management Finance LLC, Senior Notes	2.950%	11/1/19	1,000,000	1,027,370	(a)

Total Insurance				3,525,481

Real Estate Investment Trusts (REITs) - 1.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	458,809	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$1,910,000	$2,011,155	(a)

Total Real Estate Investment Trusts (REITs)				2,469,964

Thrifts & Mortgage Finance - 0.5%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	1,070,000	1,119,617

TOTAL FINANCIALS				57,302,896

HEALTH CARE - 5.3%
Biotechnology - 2.3%
Amgen Inc., Senior Notes	3.625%	5/22/24	3,010,000	3,185,170
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	335,141
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,000,000	1,089,915
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	481,266

Total Biotechnology				5,091,492

Health Care Equipment & Supplies - 0.5%
Medtronic Inc., Senior Notes	3.125%	3/15/22	640,000	667,780
Medtronic Inc., Senior Notes	3.500%	3/15/25	500,000	529,987	(a)

Total Health Care Equipment & Supplies				1,197,767

Health Care Providers & Services - 1.9%
Anthem Inc., Senior Notes	3.125%	5/15/22	1,020,000	1,054,290
Anthem Inc., Senior Notes	4.650%	8/15/44	300,000	338,931
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	725,165
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	172,240
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	566,284
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	907,107
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	530,000	531,441

Total Health Care Providers & Services				4,295,458

Pharmaceuticals - 0.6%
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	240,000	248,052
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	500,000	531,397
Wyeth, Notes	5.950%	4/1/37	285,000	383,705
Zoetis Inc., Senior Notes	3.250%	2/1/23	270,000	273,620

Total Pharmaceuticals				1,436,774

TOTAL HEALTH CARE				12,021,491

INDUSTRIALS - 1.1%
Airlines - 0.2%
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	380,922	394,255	(a)

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	242,026

Electrical Equipment - 0.6%
Eaton Corp., Senior Notes	2.750%	11/2/22	1,270,000	1,294,941

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	400,000	457,464

TOTAL INDUSTRIALS				2,388,686

INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	1,000,000	1,066,820

MATERIALS - 5.6%
Chemicals - 1.3%
Ecolab Inc., Senior Notes	1.550%	1/12/18	2,000,000	2,008,740

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Chemicals - (continued)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	$800,000	$886,047

Total Chemicals				2,894,787

Containers & Packaging - 0.3%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	740,000	796,863

Metals & Mining - 3.6%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	920,000	921,259
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	687,451
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,190,000	1,261,400
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	450,000	415,535
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	90,000	79,998
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	920,000	927,640	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	440,000	564,606
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	170,000	181,883
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,880,000	1,701,400
Vale Overseas Ltd., Notes	6.875%	11/21/36	913,000	900,273
Xstrata Canada Financial Corp., Senior Notes	4.950%	11/15/21	490,000	522,582	(a)

Total Metals & Mining				8,164,027

Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,421
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	814,127

Total Paper & Forest Products				824,548

TOTAL MATERIALS				12,680,225

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	290,000	328,800
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	4,750,000	5,450,259
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	920,000	1,244,635

Total Diversified Telecommunication Services				7,023,694

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,404,656

TOTAL TELECOMMUNICATION SERVICES				8,428,350

UTILITIES - 3.8%
Electric Utilities - 3.8%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	183,330
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,792,464
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	360,000	368,627
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,345,991
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	650,000	881,370

TOTAL UTILITIES				8,571,782

TOTAL CORPORATE BONDS & NOTES (Cost - $148,390,694)				155,199,763

ASSET-BACKED SECURITIES - 3.5%
ALM Loan Funding	1.807%	4/16/27	3,000,000	2,991,900	(a)(b)(f)
Galaxy CLO Ltd., 2015-19A A1A	1.806%	1/24/27	5,000,000	4,992,450	(a)(b)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $7,984,350)				7,984,350

SOVEREIGN BONDS - 17.2%
Colombia - 0.8%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,540,000	1,786,400

Indonesia - 1.9%
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,262,625	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	$2,000,000	$2,065,000	(a)

Total Indonesia				4,327,625

Mexico - 2.7%
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	6,087,500

Peru - 2.2%
Republic of Peru, Senior Bonds	5.625%	11/18/50	4,000,000	4,950,000

Poland - 4.3%
Republic of Poland, Senior Notes	4.000%	1/22/24	9,000,000	9,855,000

Russia - 1.6%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,194,250	2,212,015	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,506,500	1,518,696	(h)

Total Russia				3,730,711

South Africa - 2.0%
Republic of South Africa, Senior Notes	5.875%	9/16/25	4,000,000	4,652,000

Turkey - 1.7%
Republic of Turkey, Notes	4.875%	4/16/43	1,000,000	1,051,150
Republic of Turkey, Senior Bonds	5.750%	3/22/24	2,480,000	2,852,000

Total Turkey				3,903,150

TOTAL SOVEREIGN BONDS (Cost - $37,875,362)				39,292,386

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Notes	1.500%	11/30/19	270,000	274,092
U.S. Treasury Notes	2.250%	11/15/24	1,720,000	1,808,419

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,057,363)				2,082,511

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
U.S. Treasury Notes, Inflation Indexed (Cost - $2,167,084)	0.125%	7/15/24	2,247,683	2,281,398

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,474,853)				206,840,408

SHORT-TERM INVESTMENTS - 10.7%
Repurchase Agreements - 10.7%
State Street Bank & Trust Co. repurchase agreement dated 1/30/15; Proceeds at maturity - $24,438,000; (Fully collateralized by U.S. Government Agency Obligations, 2.000% due 1/30/23; Market Value - $24,931,583) (Cost - $24,438,000)	0.000%	2/2/15	24,438,000	24,438,000

TOTAL INVESTMENTS - 101.4% (Cost - $222,912,853#)				231,278,408
Liabilities in Excess of Other Assets - (1.4)%				(3,304,307)

TOTAL NET ASSETS - 100.0%				$227,974,101

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of January 31, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$57,302,896	$0	*	$57,302,896
Other corporate bonds & notes	—	97,896,867	—		97,896,867
Asset-backed securities	—	7,984,350	—		7,984,350
Sovereign bonds	—	39,292,386	—		39,292,386
U.S. government & agency obligations	—	2,082,511	—		2,082,511
U.S. Treasury inflation protected securities	—	2,281,398	—		2,281,398

Total long-term investments	—	$206,840,408	$0	*	$206,840,408

Short-term investments†	—	24,438,000	—		24,438,000

Total investments	—	$231,278,408	$0	*	$231,278,408

Other financial instruments:
Futures contracts	$1,090,011	—	—		$1,090,011

Total	$1,090,011	$231,278,408	$0	*	$232,368,419

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$4,079,415	—	—		$4,079,415
Centrally cleared interest rate swaps	—	$295,940	—		295,940

Total	$4,079,415	$295,940	—		$4,375,355

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,202,204
Gross unrealized depreciation	(2,836,649)

Net unrealized appreciation	$8,365,555

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,800	12/16	$442,863,275	$443,947,500	$1,084,225
Contracts to Sell:
90-Day Eurodollar	266	6/18	65,228,986	65,223,200	5,786
U.S. Treasury 10-Year Notes	727	3/15	94,411,653	95,146,125	(734,472)
U.S. Treasury Long-Term Bonds	629	3/15	91,858,628	95,155,907	(3,297,279)
U.S. Treasury Ultra Long-Term Bonds	12	3/15	2,099,586	2,147,250	(47,664)

					$(4,073,629)

Net unrealized depreciation on open futures contracts					$(2,989,404)

At January 31, 2015, the Fund had the following open swap contract:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR	—	$(295,940)

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015